Principal Accounting Policies - Schedule of Allowance For Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	$ 2,902	¥ 20,204	¥ 16,905	¥ 4,856
Addition	4,313	30,023	4,200	13,332
Reversal	(227)	(1,580)	(901)	0
Write-offs	0	0	0	(1,283)
Balance at the end of year	$ 6,988	48,647	20,204	16,905
Provision for doubtful accounts		¥ 28,443	¥ 3,299	¥ 13,332